UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05820

Brookfield Total Return Fund Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Name and address of agent for service)

855-777-8001
Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period:  June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD TOTAL RETURN FUND INC.
Schedule of Investments (Unaudited)
June 30, 2016
	Interest Rate	Maturity	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.8%
U.S. Government Agency Collateralized Mortgage Obligations - 0.0%
Federal National Mortgage Association REMICS
Series 1997-79, Class PL	6.85%	12/18/27	$153	$177,758
Total U.S. Government Agency Collateralized Mortgage Obligations				177,758
U.S. Government Agency Pass-Through Certificates - 4.8%
Federal Home Loan Mortgage Corporation
Pool Q03049 [1]	4.50	08/01/41	1,765	1,924,519
Pool C69047 [1]	7.00	06/01/32	274	303,262
Pool C56878	8.00	08/01/31	47	47,885
Pool C58516	8.00	09/01/31	38	38,613
Pool C59641 [1]	8.00	10/01/31	202	235,924
Pool C55166	8.50	07/01/31	98	105,104
Pool C55167	8.50	07/01/31	61	63,411
Pool C55169	8.50	07/01/31	59	60,923
Pool G01466 [1]	9.50	12/01/22	142	153,676
Pool 555538 [1]	10.00	03/01/21	35	36,282
Pool 555559 [1]	10.00	03/01/21	27	27,170
Federal National Mortgage Association
Federal National Mortgage Association	2.50	TBA	5,500	5,690,241
Pool 753914 [1]	5.50	12/01/33	732	829,992
Pool 761836 [1]	6.00	06/01/33	430	490,643
Pool 948362 [1]	6.50	08/01/37	73	82,452
Pool 555933 [1]	7.00	06/01/32	1,247	1,511,485
Pool 645912 [1]	7.00	06/01/32	262	291,324
Pool 645913 [1]	7.00	06/01/32	348	400,438
Pool 650131 [1]	7.00	07/01/32	279	320,041
Pool 255053 [1]	7.50	12/01/33	102	119,007
Pool 545990 [1]	7.50	04/01/31	468	555,758
Pool 735576 [1]	7.50	11/01/34	539	619,308
Pool 789284	7.50	05/01/17	6	6,083
Pool 827853	7.50	10/01/29	31	31,361
Pool 896391 [1]	7.50	06/01/36	324	367,396
Pool 735800 [1]	8.00	01/01/35	353	438,162
Pool 636449 [1]	8.50	04/01/32	344	413,883
Pool 458132 [1]	8.87	03/15/31	380	433,220
Pool 545436 [1]	9.00	10/01/31	246	303,486
Pool 852865 [1]	9.00	07/01/20	233	251,439
Total U.S. Government Agency Pass-Through Certificates				16,152,488
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $15,339,606)				16,330,246
ASSET-BACKED SECURITIES - 8.4%

Housing Related Asset-Backed Securities - 8.4%
ACE Securities Corporation Manufactured Housing Trust
Series 2003-MH1, Class A4 [2]	6.50	08/15/30	1,348	1,519,748
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4	7.36	08/01/32	166	177,716
Conseco Financial Corp.
Series 1998-3, Class A6	6.76	03/01/30	3,740	3,978,029
Series 1997-8, Class A	6.78	10/15/27	3,071	3,185,520
Series 1998-4, Class A7	6.87	04/01/30	9,308	9,969,071
Series 1997-7, Class A7	6.96	07/15/28	347	352,539
Series 1997-2, Class A6	7.24	06/15/28	34	33,550
Series 1997-6, Class A9	7.55	01/15/29	200	202,156
Mid-State Capital Corp. Trust
Series 2004-1, Class M1	6.50	08/15/37	3,760	4,009,173
Series 2004-1, Class M2	8.11	08/15/37	3,098	3,532,807
Origen Manufactured Housing Contract Trust
Series 2005-B, Class A4	5.91	01/15/37	1,372	1,419,944
Total Housing Related Asset-Backed Securities				28,380,253
Total ASSET-BACKED SECURITIES
(Cost $28,198,484)				28,380,253
RESIDENTIAL MORTGAGE RELATED HOLDINGS - 56.5%
Non-Agency Mortgage-Backed Securities - 56.5%
Alternative Loan Trust
Series 2007-OA3, Class 1A1 [4,5]	0.59	04/25/47	5,811	4,837,752
Series 2005-51, Class 4A1 [4,5]	0.77	11/20/35	3,906	2,982,769
Series 2007-2CB, Class 1A15	5.75	03/25/37	782	636,247
Series 2007-12T1, Class A22	5.75	06/25/37	3,424	2,464,659
Series 2006-29T1, Class 2A5	6.00	10/25/36	2,955	2,364,542
Series 2006-29T1, Class 3A3 [3,5,6]
(Acquired 01/25/2014, Cost $2,993,576, 1.0%)	73.81	10/25/36	897	3,443,382
Asset Backed Securities Corporation Home Equity Loan Trust
Series 2007-HE1, Class A4 [4,5]	0.59	12/25/36	1,900	1,530,486
Banc of America Funding Trust
Series 2006-G, Class 3A2 [5]	3.07	07/20/36	6,073	5,918,884
BCAP LLC Trust
Series 2012-RR4, Class 5A6 [2,3]
(Acquired 05/01/2015, Cost $3,045,010, 0.9%)	2.67	05/26/36	4,339	2,952,544
BNC Mortgage Loan Trust
Series 2007-2, Class A5 [4,5]	0.76	05/25/37	5,493	3,842,921
Citigroup Mortgage Loan Trust
Series 2009-11, Class 8A2 [2]	2.48	04/25/45	3,244	2,889,548
Series 2012-6, Class 2A2 [2]	2.73	08/25/36	7,593	6,428,660
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-5, Class A29	5.50	05/25/37	561	493,449
Series 2006-21, Class A11	5.75	02/25/37	1,850	1,573,007
Series 2004-21, Class A10	6.00	11/25/34	214	221,795
Series 2007-18, Class 1A1	6.00	11/25/37	640	551,550

Series 2006-14, Class A4	6.25	09/25/36	3,451	3,040,539
First Republic Bank Mortgage Pass-Through Certificates Trust
Series 2000-FRB1, Class B3 [5]	0.95	06/25/30	67	43,608
GMACM Home Equity Loan Trust
Series 2007-HE2, Class A2	6.05	12/25/37	2,708	2,648,816
Series 2007-HE2, Class A3	6.19	12/25/37	1,009	992,294
GMACM Home Loan Trust
Series 2006-HLTV, Class A5 [4]	6.01	10/25/29	3,299	3,367,897
Greenpoint Manufactured Housing
Series 1999-1, Class A5	6.77	08/15/29	5,344	5,209,007
Series 1999-3, Class 1A7	7.27	06/15/29	3,702	3,660,522
GSAMP Trust
Series 2006-HE8, Class A2C [4,5]	0.62	01/25/37	5,898	4,782,315
GSR Mortgage Loan Trust
Series 2005-6F, Class 1A6	5.25	07/25/35	613	631,060
Irwin Home Equity Loan Trust
Series 2006-1, Class 2A3 [2,3,4]
(Acquired 06/30/2015 - 02/03/2016, Cost $4,633,356, 1.4%)	5.77	09/25/35	4,518	4,572,860
Irwin Whole Loan Home Equity Trust
Series 2005-C, Class 2M3 [4,5]	2.45	03/25/25	1,484	1,457,385
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2 [4,5]	0.55	01/25/37	934	432,402
Series 2006-HE2, Class A3 [4,5]	0.61	08/25/36	9,115	3,524,389
Series 2006-HE3, Class A4 [4,5]	0.68	01/25/37	721	348,776
JP Morgan Mortgage Trust
Series 2003-A1, Class B4	2.50	10/25/33	160	67,850
Series 2003-A2, Class B4	2.76	11/25/33	78	8,670
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class A5	5.87	04/15/40	139	143,728
Series 2001-B, Class A6	6.47	04/15/40	588	612,273
Series 2001-B, Class M1	6.63	04/15/40	4,717	5,052,945
MASTR Asset Backed Securities Trust
Series 2006-NC3, Class A3 [4,5]	0.55	10/25/36	2,371	1,390,330
Series 2006-NC2, Class A4 [4,5]	0.60	08/25/36	1,564	764,091
Series 2006-HE5, Class A3 [4,5]	0.61	11/25/36	4,914	3,067,075
Series 2006-NC3, Class A5 [4,5]	0.66	10/25/36	3,903	2,330,986
Series 2006-NC2, Class A5 [4,5]	0.69	08/25/36	581	290,092
Series 2005-NC2, Class A4 [4,5]	1.15	11/25/35	6,259	4,137,863
Mid-State Capital Corp. Trust
Series 2004-1, Class B	8.90	08/15/37	939	1,036,672
Mid-State Trust IV
Series 4, Class A	8.33	04/01/30	3,009	3,099,196
Mid-State Trust X
Series 10, Class B	7.54	02/15/36	1,539	1,663,386
Mid-State Trust XI
Series 11, Class M1	5.60	07/15/38	1,018	1,060,365
Nationstar Home Equity Loan Trust

Series 2006-B, Class AV4 [4,5]	0.73	09/25/36	10,728	10,022,054
Nomura Resecuritization Trust
Series 2013-1R, Class 3A12 [2,4,5]	0.61	10/26/36	14,656	12,738,660
Series 2014-1R, Class 2A11 [2,5]	0.72	02/26/37	14,692	7,719,748
Series 2015-11R, Class 4A5 [2]	2.51	06/26/37	1,527	746,120
Series 2015-4R, Class 3A8 [2]	2.68	02/26/36	9,230	6,611,449
Series 2014-6R, Class 5A7 [2]	2.70	04/26/37	4,232	2,765,800
Series 2015-6R, Class 2A4 [2]	7.78	01/26/37	7,299	5,576,436
Oakwood Mortgage Investors, Inc.
Series 2001-E, Class A4	6.81	12/15/31	7,668	7,441,895
Series 2001-D, Class A4	6.93	09/15/31	1,010	902,082
RALI Trust
Series 2006-QO1, Class 2A1 [4,5]	0.72	02/25/46	3,572	2,072,902
Series 2006-QO7, Class 2A1 [1,5]	1.29	09/25/46	9,393	6,693,549
Series 2007-QS6, Class A2 [3,5,6]
(Acquired 09/17/2010, Cost $414,715, 0.2%)	51.81	04/25/37	254	620,909
Series 2006-QS14, Class A30 [3,5,6]
(Acquired 11/15/2012, Cost $448,728, 0.2%)	75.36	11/25/36	166	519,434
Resix Finance Limited Credit-Linked Notes
Series 2003-CB1, Class B8 [2,3,5]
(Acquired 12/22/2004 - 06/07/2012, Cost $701,162, 0.0%)	7.19	06/10/35	789	74,202
Series 2004-B, Class B9 [2,3,5,8]
(Acquired 05/21/2004, Cost $200,636, 0.0%)	8.69	02/10/36	201	56,600
Securitized Asset Backed Receivables LLC Trust
Series 2007-NC1, Class A2B [4,5]	0.60	12/25/36	5,636	2,928,686
Springleaf Mortgage Loan Trust
Series 2013-3A, Class M3 [1,2]	5.00	09/25/57	6,280	6,315,048
Towd Point Mortgage Trust
Series 2015-2, Class 2A1 [1,2]	3.75	11/25/57	7,356	7,602,224
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-HY5, Class 3A1 [5]	4.32	05/25/37	1,163	1,013,406
Series 2003-S1, Class B4 [2,3]
(Acquired 10/25/2007, Cost $0, 0.0%)	5.50	04/25/33	111	1
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2007-5, Class A11 [3,5,6]
(Acquired 09/20/2011, Cost $146,272, 0.1%)	36.76	06/25/37	94	229,775
Series 2005-6, Class 2A3 [3,5,6]
(Acquired 02/22/2012, Cost $198,844, 0.1%)	46.16	08/25/35	115	201,792
Wells Fargo Mortgage Backed Securities Trust
Series 2006-9, Class 1A19	6.00	08/25/36	4,527	4,505,474
Series 2007-8, Class 2A2	6.00	07/25/37	701	698,362
Series 2007-13, Class A7	6.00	09/25/37	259	260,550
Total Non-Agency Mortgage-Backed Securities				190,886,745
Total RESIDENTIAL MORTGAGE RELATED HOLDINGS
(Cost $191,575,449)				190,886,745
COMMERCIAL MORTGAGE RELATED HOLDINGS - 46.3%
Commercial Mortgage-Backed Securities - 46.3%

A10 Bridge Asset Financing LLC
Series 2015-AA, Class B [2,3,5,8]
(Acquired 04/29/2015, Cost $10,000,000, 2.9%)	4.44	05/15/30	10,000	9,938,000
A10 Securitization LLC
Series 2015-1, Class C [2,3]
(Acquired 04/24/2015, Cost $2,864,706, 0.8%)	4.45	04/15/34	2,865	2,719,169
Series 2015-1, Class D [2,3]
(Acquired 04/24/2015, Cost $999,756, 0.3%)	4.99	04/15/34	1,000	915,079
A10 Term Asset Financing LLC
Series 2014-1, Class B [2,3]
(Acquired 06/04/2014, Cost $2,111,841, 0.6%)	3.87	04/15/33	2,112	2,093,066
Series 2013-2, Class B [2,3]
(Acquired 10/30/2013, Cost $2,926,856, 0.9%)	4.38	11/15/27	2,927	2,877,529
Series 2014-1, Class C [2,3]
(Acquired 06/04/2014, Cost $1,170,876, 0.3%)	4.57	04/15/33	1,171	1,155,810
Series 2014-1, Class D [2,3]
(Acquired 06/04/2014, Cost $327,991, 0.1%)	5.08	04/15/33	328	321,071
Series 2013-2, Class C [2,3]
(Acquired 10/30/2013, Cost $1,999,751, 0.6%)	5.12	11/15/27	2,000	1,971,444
Series 2013-2, Class D [2,3]
(Acquired 10/30/2013, Cost $500,960, 0.1%)	6.23	11/15/27	501	494,915
Banc of America Commercial Mortgage Trust
Series 2006-6, Class AJ [1]	5.42	10/10/45	13,150	13,109,026
Series 2007-3, Class AJ [1]	5.72	06/10/49	14,670	14,744,098
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW11, Class H [2,3]
(Acquired 02/01/2015, Cost $1,698,878, 0.0%)	5.56	03/11/39	1,752	24,301
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class D [2]	3.63	05/10/35	9,160	9,063,372
Class B Notes - 901 Ponce de Leon Blvd [3,8,9]
(Acquired 03/30/2015, Cost $1,875,000, 0.6%)	11.00	09/01/19	1,875	1,875,000
Class B Notes - Barrington Centre Office [3,8,9]
(Acquired 03/30/2015, Cost $545,000, 0.2%)	12.00	07/01/17	545	545,000
Class B Notes - Creekwood Village Apartments [3,8,9]
(Acquired 03/30/2015, Cost $670,000, 0.2%)	11.00	04/01/20	670	670,000
Class B Notes - Cumberland Crossing [3,8,9]
(Acquired 03/09/2016, Cost $1,050,000, 0.3%)	10.00	03/01/19	1,050	1,050,000
Class B Notes - Kilcullen Quads [3,8,9]
(Acquired 03/30/2015, Cost $500,000, 0.1%)	11.00	01/01/18	500	500,000
Class B Notes - La Paloma Corporate Center [3,8,9]
(Acquired 03/30/2015, Cost $500,000, 0.1%)	11.00	09/01/17	500	500,000
Class B Notes - Shoppes at Forest Greene [3,8,9]
(Acquired 03/30/2015, Cost $525,000, 0.2%)	10.00	01/01/18	525	525,000
Class B Notes - Solana Mar Apartments [3,8,9]
(Acquired 03/09/2016, Cost $1,245,000, 0.4%)	10.00	03/01/19	1,245	1,245,000
Class B Notes - Vale Park Village Apartments [3,8,9]
(Acquired 03/09/2016, Cost $1,270,000, 0.4%)	10.00	03/01/19	1,270	1,270,000
Commercial Mortgage Trust

Series 2007-C9, Class AJFL [2,5]	1.14	12/10/49	9,277	8,785,650
Series 2007-GG11, Class AJ [1]	6.24	12/10/49	10,330	10,377,270
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class AMFL [1,5]	0.68	01/15/49	7,000	6,837,842
Series 2006-C1, Class K [2,3]
(Acquired 03/07/2006 - 06/01/2016, Cost $2,628,348, 0.1%)	5.85	02/15/39	3,672	282,938
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2009-IWST, Class D [1,2]	7.69	12/05/27	7,000	8,147,373
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AJ [1]	5.48	02/15/40	1,510	1,518,287
Series 2007-C7, Class AJ [1]	6.45	09/15/45	10,000	10,003,236
LNR CDO V Ltd.
Series 2007-1A, Class F [2,3,5,8]
(Acquired 02/27/2007, Cost $3,750,000, 0.0%)	1.90	12/26/49	3,750	–
Morgan Stanley Capital I Trust
Series 2007-HQ13, Class A3 [1]	5.57	12/15/44	5,512	5,701,244
Series 2007-T25, Class AJ [1]	5.57	11/12/49	12,500	12,439,606
Series 2007-T27, Class AJ [1]	5.82	06/11/42	3,757	3,657,066
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class L [2,3]
(Acquired 05/11/2007, Cost $0, 0.0%)	5.13	04/15/47	1,788	358
Series 2007-C30, Class AJ [1]	5.41	12/15/43	7,340	7,328,413
Series 2005-C20, Class F [2,3]
(Acquired 10/15/2010, Cost $3,924,401, 1.1%)	5.61	07/15/42	3,995	3,741,474
Series 2007-C33, Class AJ [1]	6.15	02/15/51	10,000	9,917,330
Total Commercial Mortgage-Backed Securities				156,344,967
Total COMMERCIAL MORTGAGE RELATED HOLDINGS
(Cost $160,908,509)				156,344,967
INTEREST-ONLY SECURITIES - 1.0%
Federal National Mortgage Association REMICS
Series 2012-125, Class MI [3,7]
(Acquired 03/04/2014, Cost $1,262,532, 0.2%)	3.50	11/25/42	3,709	617,266
Series 2013-32, Class IG [3,7]
(Acquired 04/29/2014, Cost $1,504,158, 0.2%)	3.50	04/25/33	5,970	746,099
Series 2011-46, Class BI [3,7]
(Acquired 05/16/2012, Cost $193,324, 0.0%)	4.50	04/25/37	2,254	85,663
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1 [2,3,5,7]
(Acquired 05/22/2003, Cost $45,087, 0.0%)	1.31	05/10/36	1,012	14,293
Government National Mortgage Association
Series 2005-76, Class IO [1,3,5,7]
(Acquired 11/28/2012, Cost $198,212, 0.0%)	0.64	09/16/45	12,346	134,915
Series 2010-132, Class IO [1,3,5,7]
(Acquired 03/20/2013, Cost $190,108, 0.1%)	0.65	11/16/52	5,208	192,532
JP Morgan Mortgage Trust
Series 2015-4, Class 2X1 [2,7]	0.29	06/25/45	110,859	1,636,874

Vendee Mortgage Trust
Series 1997-2, Class IO [3,7]
(Acquired 06/18/1997, Cost $0, 0.0%)	0.00	06/15/27	9,487	9
TOTAL INTEREST-ONLY SECURITIES
(Cost $5,037,854)				3,427,651
CORPORATE BONDS - 6.3%
Automotive - 0.2%
American Axle & Manufacturing, Inc. [1]	6.63	10/15/22	300	321,000
American Axle & Manufacturing, Inc. [1]	7.75	11/15/19	350	388,500
Total Automotive				709,500
Basic Industry - 0.3%
Arch Coal, Inc. [10]	7.25	06/15/21	925	13,875
Hexion, Inc.	9.00	11/15/20	600	396,000
PulteGroup, Inc. [1]	6.38	05/15/33	550	570,625
Total Basic Industry				980,500
Capital Goods - 0.1%
Crown Cork & Seal Company, Inc. [1]	7.38	12/15/26	350	385,000
Consumer Goods - 0.3%
ACCO Brands Corp. [1]	6.75	04/30/20	600	635,250
Post Holdings, Inc. [1]	7.38	02/15/22	500	525,625
Total Consumer Goods				1,160,875
Consumer Non-Cyclical - 0.2%
Bumble Bee Holdings, Inc. [1,2]	9.00	12/15/17	516	522,450
Energy - 0.9%
Blue Racer Midstream LLC [2]	6.13	11/15/22	300	284,250
Crestwood Midstream Partners LP [2]	6.25	04/01/23	250	230,000
Ferrellgas Partners LP [1]	8.63	06/15/20	500	500,000
Global Partners LP [1]	6.25	07/15/22	400	333,000
ION Geophysical Corp. [2]	9.13	12/15/21	300	162,750
Precision Drilling Corp. [1,11]	6.63	11/15/20	300	272,250
Targa Pipeline Partners LP	5.88	08/01/23	600	555,000
Trinidad Drilling Ltd. [1,2,11]	7.88	01/15/19	600	534,000
Total Energy				2,871,250
Healthcare - 0.8%
CHS/Community Health Systems, Inc. [1]	7.13	07/15/20	700	648,963
HCA, Inc. [1]	5.25	06/15/26	775	804,547
Kindred Healthcare, Inc. [1]	6.38	04/15/22	700	624,750
Quorum Health Corp. [2]	11.63	04/15/23	225	226,125
Tenet Healthcare Corp. [1]	8.13	04/01/22	425	435,540
Total Healthcare				2,739,925
Media - 0.6%
CCO Holdings LLC [1]	5.75	01/15/24	450	473,580
Clear Channel Worldwide Holdings, Inc. [1]	7.63	03/15/20	750	713,625
Mediacom Broadband LLC [1]	6.38	04/01/23	250	261,250
Neptune Finco Corp. [2]	10.88	10/15/25	425	485,826
Total Media				1,934,281
Real Estate - 0.2%

Cedar Fair LP [1]	5.25	03/15/21	200	204,911
Lamar Media Corp. [1]	5.38	01/15/24	550	569,250
Total Real Estate				774,161
Retail - 0.2%
L Brands, Inc. [1]	7.60	07/15/37	500	518,750
Services - 1.5%
Avis Budget Car Rental LLC [1]	5.50	04/01/23	550	541,750
Boyd Gaming Corp. [1]	9.00	07/01/20	600	630,375
CalAtlantic Group, Inc. [1]	8.38	05/15/18	300	328,875
CalAtlantic Group, Inc. [1]	8.38	01/15/21	450	518,625
Casella Waste Systems, Inc. [1]	7.75	02/15/19	482	491,941
H&E Equipment Services, Inc.	7.00	09/01/22	600	621,000
MGM Resorts International [1]	7.63	01/15/17	350	360,500
MGM Resorts International [1]	7.75	03/15/22	125	141,250
MGM Resorts International [1]	8.63	02/01/19	275	308,825
Terex Corp. [1]	6.50	04/01/20	600	605,250
United Rentals North America, Inc. [1]	7.63	04/15/22	450	480,375
Total Services				5,028,766
Telecommunications - 1.0%
CenturyLink, Inc. [1]	7.65	03/15/42	300	253,500
FairPoint Communications, Inc. [1,2]	8.75	08/15/19	600	591,000
Frontier Communications Corp. [1]	11.00	09/15/25	450	465,750
Intelsat Jackson Holdings SA [1,11]	5.50	08/01/23	600	381,000
Qwest Capital Funding, Inc. [1]	6.88	07/15/28	350	283,500
T-Mobile USA, Inc. [1]	6.63	04/01/23	550	582,659
Windstream Services LLC [1]	7.50	06/01/22	525	472,500
Zayo Group LLC	6.00	04/01/23	425	431,375
Total Telecommunications				3,461,284
Total CORPORATE BONDS
(Cost $22,368,074)				21,086,742
			Shares	Value
PREFERRED STOCK - 1.3%
Finance & Investment - 1.3%
Public Storage, 6.00%			160,000	$4,510,400
Total PREFERRED STOCK
(Cost $4,000,000)				4,510,400
COMMON STOCK - 0.0%
Energy - 0.0%
ION Geophysical Corp. [12]			3,000	18,690
Total COMMON STOCK
(Cost $26,730)				18,690
Total Investments - 124.6%
(Cost $427,454,706)				420,985,694
Liabilities in Excess of Other Assets - (24.6)%				(83,003,363)
TOTAL NET ASSETS - 100.0%				$337,982,331

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1 —	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

2 —
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2016, the total value of all such securities was $125,788,765 or 37.2% of net assets.

3 —
Restricted Illiquid Securities - Securities that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund’s Board of Directors.  The values in the parenthesis represent the acquisition date, cost and the percentage of net assets, respectively. As of June 30, 2016, the total value of all such securities was $49,177,430 or 14.6% of net assets.

4 —	Security is a “step up” bond where the coupon increases or steps up at a predetermined date.
5 —	Variable rate security – Interest rate shown is the rate in effect as of June 30, 2016.
6 —	Security is an inverse floating rate bond.
7 —	Interest rate is based on the notional amount of the underlying mortgage pools.
8 —
 Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of June 30, 2016, the total value of all such securities was $18,174,600 or 5.4% of net assets.

9 —	Private Placement.
10 —	Issuer is currently in default on its regularly scheduled interest payment.
11 —	Foreign security or a U.S. security of a foreign company.
12 —	Non-income producing security.

Notes to Financial Statements (Unaudited)

Valuation of Investments: The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical assets or liabilities
•
Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee.  If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.
Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.
To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), compares daily its prior day prices, prices on comparable securities and sales prices and challenges those prices that either remain unchanged or exceeds certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2016:

Valuation Inputs	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$16,330,246	$-	$16,330,246
Asset-Backed Securities	-	28,380,253	-	28,380,253
Residential Mortgage Related Holdings	-	-	190,886,745	190,886,745
Commercial Mortgage Related Holdings	-	-	156,344,967	156,344,967
Interest-Only Securities	-	-	3,427,651	3,427,651
Corporate Bonds	-	21,086,742	-	21,086,742
Preferred Stock	4,510,400	-	-	4,510,400
Common Stock	18,690	-	-	18,690
Total	$4,529,090	$65,797,241	$350,659,363	$420,985,694

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value these Level 3 investments as of June 30, 2016.

	Quantitative Information about Level 3 Fair Value Measurements (1)
Assets	Value as of June 30, 2016	Valuation Methodology	Significant Unobservable Input	Range (Weighted Average)

Residential Mortgage Related Holdings:
Resix Finance Limited Credit-Linked Notes, Series 2004-B, Class B9	$56,600	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	10.00% (10.00%)

Commercial Mortgage Related Holdings:

A10 Bridge Asset Financing LLC, Series 2015-AA, Class B	9,938,000	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.25%- 7.35% (6.80)%

Class B Notes	8,180,000	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.5%-11.6% (10.5%)

LNR CDO V Ltd., Series 2007-1A, Class F	—	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	—

Total	$18,174,600

(1) The table above does not include Level 3 securities that are valued by brokers and pricing services. At June 30, 2016, the value of these securities was approximately $332,484,763. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in the Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Residential Mortgage Related Holdings	Commercial Mortgage Related Holdings	Interest-Only Securities	Corporate Bonds	Total
Balance as of September 30, 2015	$213,678,405	$167,988,274	$2,639,178	$618,000	$384,923,857
Accrued Discounts (Premiums)	4,264,430	2,169,420	(20,968)	2,314	6,415,196
Realized Gain (Loss)	3,868,418	683,958	17,432,717	-	21,985,093
Change in Unrealized Appreciation (Depreciation)	(6,469,372)	(3,757,797)	(225,824)	(65,314)	(10,518,307)
Purchases at cost	15,506,815	14,798,868	1,664,348	-	31,970,031
Sales proceeds	(49,587,481)	(25,537,756)	(18,061,800)	-	(93,187,037)
Transfers into Level 3	9,625,530	-	-	-	9,625,530	(a)
Transfers out of Level 3	-	-	-	(555,000)	(555,000	) ( b)
Balance as of June 30, 2016	$190,886,745	$156,344,967	$3,427,651	$-	$350,659,363
Change in unrealized gains or losses relating to assets still held at reporting date	$(5,040,121)	$(3,797,908)	$(303,858)	$-	$(9,141,887)

(a) Transferred due to a decrease in observable market data for these securities.
(b) Transferred due to an increase in observable market data for these securities.

For the nine months ended June 30, 2016, there was no security transfer activity between Level 1 and Level 2.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.
At June 30, 2016, the Fund had the following reverse repurchase agreements outstanding:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable For Reverse Repurchase Agreements

Goldman Sachs	0.68%	05/04/16	08/02/16	$5,901,000	$5,907,465
JPMorgan Chase	0.75%	06/29/16	07/28/16	3,995,643	3,995,809
JPMorgan Chase	1.31%	06/29/16	07/28/16	5,261,319	5,261,701
JPMorgan Chase	1.98%	05/17/16	08/15/16	6,507,688	6,523,763
RBC Capital Markets	1.38%	04/04/16	07/05/16	538,000	539,814
RBC Capital Markets	1.38%	04/05/16	07/05/16	5,367,000	5,384,887
RBC Capital Markets	1.38%	05/12/16	08/12/16	1,051,000	1,053,012
RBC Capital Markets	1.38%	05/19/16	08/19/16	6,578,000	6,588,804
RBC Capital Markets	1.38%	06/03/16	08/19/16	385,000	385,412
RBC Capital Markets	1.38%	06/28/16	08/19/16	393,000	393,045
RBC Capital Markets	1.41%	06/14/16	09/14/16	241,000	241,160
RBC Capital Markets	1.88%	05/19/16	08/19/16	7,938,000	7,955,779
RBC Capital Markets	1.91%	06/14/16	09/14/16	5,964,000	5,969,367
RBC Capital Markets	1.93%	04/06/16	07/06/16	11,075,000	11,126,065
RBC Capital Markets	1.93%	04/13/16	07/13/16	8,198,000	8,232,719
RBC Capital Markets	1.95%	05/23/16	08/23/16	5,785,000	5,797,245
RBC Capital Markets	1.98%	04/06/16	07/06/16	2,849,000	2,862,476

RBC Capital Markets	2.01%	06/10/16	09/09/16	1,215,000	1,216,423
RBC Capital Markets	2.01%	06/14/16	09/14/16	29,857,000	29,885,277
RBC Capital Markets	2.03%	05/18/16	08/18/16	4,941,000	4,953,236
Wells Fargo	1.32%	06/03/16	07/05/16	6,844,000	6,851,020
Wells Fargo	1.63%	04/19/16	07/19/16	5,365,000	5,382,767

Total				$ 126,249,650	$ 126,507,246
(1)	The average daily balance of reverse repurchase agreements outstanding for the Fund during the nine months ended June 30, 2016 was $130,679,847 at a weighted average interest rate of 1.61%.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
U.S. Government & Agency Obligations	$-	$3,995,643	$5,901,000	$-	$9,896,643
Residential Mortgage Related Holdings	-	12,209,000	4,941,000	-	17,150,000
Commercial Mortgage Related Holdings	-	26,964,696	57,266,688	-	84,231,384
Interest-Only Securities	-	418,623	-	-	418,623
Corporate Bonds	-	5,905,000	8,648,000	-	14,553,000
Total	$-	$49,492,962	$76,756,688	$-	$126,249,650

TBA Transactions: The Fund may enter into to-be-announced (“TBA”) transactions to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. A TBA transaction is a purchase or sale of a U.S. government agency mortgage pass-through security for future settlement at an agreed upon date. The term “U.S. government agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). In the basic pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a pool. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. TBA transactions increase the liquidity and pricing efficiency of transactions in such mortgage-backed securities since they permit similar mortgage-backed securities to be traded interchangeably pursuant to commonly observed settlement and delivery requirements. Proceeds of TBA transactions are not received until the contractual settlement date. The Fund may use TBA transactions to acquire and maintain exposure to mortgage-backed securities in either of two ways. Typically, the Fund will enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is commonly known as a “TBA roll.” In a “TBA roll,” the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. Alternatively, the Fund will enter into TBA agreements and settle such transactions on the stipulated settlement date by actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Unsettled TBA agreements are valued at the current market value of the underlying securities, according to the procedures described above under the Valuation of Investments Note. Each TBA position is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.

TBA transactions outstanding at June 30, 2016 were as follows:
 Purchases:
Security Name	Interest Rate	Principal Amount	Current Payable
Federal National Mortgage Association	2.50%	$5,500,000	$5,665,859

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at June 30, 2016 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$427,454,706	$11,788,690	$(18,257,702)	$(6,469,012)

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brookfield Total Return Fund Inc.

By (Signature and Title)        /s/ Brian F. Hurley
   Brian F. Hurley
  President and Principal Executive Officer

Date:           8/25/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Brian F. Hurley
   Brian F. Hurley
  President and Principal Executive Officer

Date:           8/25/2016

By (Signature and Title)        /s/ Angela W. Ghantous
   Angela W. Ghantous
  Treasurer and Principal Financial Officer

Date:           8/25/2016